Note 9 - Goodwill and Other Intangible Assets (Details) - Intangible Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Amortizable Intangible Assets
Finite-lived intangible assets	$ 88,540	$ 95,633
Finite-lived intangible assets	(38,468)	(28,565)
Indefinite-Lived Intangible Assets Not Subject to Amortization
Total indefinite-lived intangible assets	810	8,607
Brand Names [Member]
Indefinite-Lived Intangible Assets Not Subject to Amortization
Indefinite-lived intangible assets		8,570
Water Rights [Member]
Indefinite-Lived Intangible Assets Not Subject to Amortization
Indefinite-lived intangible assets	777
Licenses and Other [Member]
Indefinite-Lived Intangible Assets Not Subject to Amortization
Indefinite-lived intangible assets	33	37
Customer Relationships [Member]
Amortizable Intangible Assets
Finite-lived intangible assets	47,611	50,980
Finite-lived intangible assets	(21,740)	(14,875)
Customer Contracts [Member]
Amortizable Intangible Assets
Finite-lived intangible assets	40,120	43,836
Finite-lived intangible assets	(16,048)	(13,151)
Noncompete Agreements [Member]
Amortizable Intangible Assets
Finite-lived intangible assets	809	817
Finite-lived intangible assets	$ (680)	$ (539)